March 4, 2016

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Aberdeen Investment Funds
File Nos. 033-47507 and 811-06652
Post-Effective Amendment No. 72

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 72 to the Registration Statement of Aberdeen Investment Funds, which was filed with the Securities and Exchange Commission electronically on February 29, 2016 (Accession No. 0001104659-16-101100).

If you have any questions regarding this filing, please do not hesitate to call me at (617) 662-1504.

Sincerely,

/s/ Brian F. Link
Brian F. Link

cc:  Lucia Sitar

Jay G. Baris